Prepaid Expenses - Summary of Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses [Abstract]
Prepaid production and warehouse expenses	$ 102	$ 407
Prepaid selling and marketing expenses	1,587	229
Prepaid insurance expenses	620	9,090
Prepaid financing expenses	4,006	3,399
Other	10,613	10,288
Total	$ 16,928	$ 23,413